Provision for judicial and administrative proceedings (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Provision for legal and administrative proceedings	R$ 1,112,156	R$ 960,881
Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Provision for legal and administrative proceedings	392,975	309,019
Provision For Labor [Member]
IfrsStatementLineItems [Line Items]
Provision for legal and administrative proceedings	214,450	192,132
Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Provision for legal and administrative proceedings	473,391	429,951
Provision For Regulatory [Member]
IfrsStatementLineItems [Line Items]
Provision for legal and administrative proceedings	R$ 31,340	R$ 29,779